S-K 1603(c) Fiduciary Duties to Other Companies	Jan. 02, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

(i)     duty to act in good faith in what the director or officer believes to be in the best interests of the company;

(ii)    duty to exercise powers for the purposes for which those powers were conferred;

(iii)   duty to avoid fettering his or her discretion in the future; and

(iv)   duty to avoid conflicts of interest and of duty.